RECENT ACCOUNTING PRONOUNCEMENTS (Details) lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 lb
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair Value losses, mark-to-market on sales of concentrate	$ 6.6
Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of time value of options, before tax	3.5
Currency contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of time value of options, before tax	$ 6.0
Forward contracts | Commodity contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Pounds of copper | lb		45